Allowance for Credit Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

The following table summarizes the Company’s allowance for credit losses and amount of financing receivables evaluated for impairment:

	Finance Leases	Notes Receivable	Total
Allowance for credit losses
Balance at January 1, 2013	$525	$2,047	$2,572
Provision for credit losses	8	4,134	4,142
Recoveries	3	—	3
Write-offs	(97)	(2,047)	(2,144)
Balance at December 31, 2013	$439	$4,134	$4,573
Provision for credit losses	243	—	243
Write-offs	(297)	—	(297)
Balance at December 31, 2014	$385	$4,134	$4,519

The Company's allowance of $4,519 and $4,573 for the years ended December 31, 2014 and 2013, respectively, all resulted from individual impairment evaluation. As of December 31, 2014, finance leases and notes receivables individually evaluated for impairment were $153,687 and $23,053, respectively. As of December 31, 2013, finance leases and notes receivables individually evaluated for impairment were $105,930 and $17,340, respectively. As of December 31, 2014 and 2013, the Company’s financing receivables in LA were $127,865 and $66,393, respectively. The increase related to customer financing arrangements within the Brazilian education ministry.

The Company records interest income and any fees or costs related to financing receivables using the effective interest method over the term of the lease or loan. The Company reviews the aging of its financing receivables to determine past due and delinquent accounts. Credit quality is reviewed at inception and is re-evaluated as needed based on customer specific circumstances. Receivable balances 60 days to 89 days past due are reviewed and may be placed on nonaccrual status based on customer-specific circumstances. Receivable balances are placed on nonaccrual status upon reaching greater than 89 days past due. Upon receipt of payment on nonaccrual financing receivables, interest income is recognized and accrual of interest is resumed once the account has been made current or the specific circumstances have been resolved.

As of December 31, 2014 and 2013, the recorded investment in past-due financing receivables on nonaccrual status was $2,182 and $1,670, respectively. The recorded investment in financing receivables past due 90 days or more and still accruing interest was $35 as of December 31, 2014. The recorded investment in impaired notes receivable was $4,134 as of December 31, 2014 and 2013 and was fully reserved.

The following table summarizes the Company’s aging of past-due notes receivable balances:

	December 31,
	2014	2013
30-59 days past due	$85	$85
60-89 days past due	—	—
> 89 days past due	1,518	—
Total past due	$1,603	$85